Equity (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [Line Items]
Summary of Common Stocks
1)	Common stocks

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Number of authorized shares	12,000	12,000
Authorized shares	$120,000	$120,000
Number of issued and paid shares	7,757	7,757
Issued and outstanding shares	$77,574	$77,574

Adjustments of Additional Paid-in Capital

The adjustments of additional paid-in capital for the years ended December 31, 2015, 2016 and 2017 were as follows:

	Share Premium	Movements of Additional Paid-in Capital for Associates and Joint Ventures Accounted for Using Equity Method	Movements of Additional Paid-in Capital Arising from Changes in Equities of Subsidiaries	Difference between Consideration Received and Carrying Amount of the Subsidiaries’ Net Assets upon Disposal	Donated Capital	Stockholders’ Contribution Due to Privatization	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Balance on January 1, 2015	$126,045	$—	$14	$—	$13	$20,648	$146,720
Partial disposal of interests in subsidiaries	—	—	—	27	—	—	27
Other changes in additional paid-in capital in subsidiaries	—	—	1	—	—	—	1
Subsidiary purchased its treasury stock	—	—	(15)	—	—	—	(15)
Balance on December 31, 2015	$126,045	$—	$—	$27	$13	$20,648	$146,733
Balance on January 1, 2016	$126,045	$—	$—	$27	$13	$20,648	$146,733
Partial disposal of interests in subsidiaries	—	—	—	58	—	—	58
Change in additional paid-in capital for not participating in the capital increase of a subsidiary	—	—	389	—	—	—	389
Share-based payment transactions of subsidiaries	—	—	—	—	—	—	—
Balance on December 31, 2016	$126,045	$—	$389	$85	$13	$20,648	$147,180
Balance on January 1, 2017	$126,045	$—	$389	$85	$13	$20,648	$147,180
Unclaimed dividend	—	—	—	—	3	—	3
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	—	—	—	—	—	—	—
Partial disposal of interests in subsidiaries	—	—	1	76	—	—	77
Change in additional paid-in capital for not participating in the capital increase of a subsidiary	—	—	802	—	—	—	802
Other changes in additional paid-in capital in subsidiaries	—	—	—	—	—	—	—
Share-based payment transactions of subsidiaries	—	—	2	—	—	—	2
Treasury stock transfer of subsidiaries	—	—	27	—	—	—	27
Balance on December 31, 2017	$126,045	$—	$1,221	$161	$16	$20,648	$148,091

Appropriations of Earnings

The appropriations of the 2015 and 2016 earnings of Chunghwa approved by the stockholders in their meetings on June 24, 2016 and June 23, 2017 were as follows:

	Appropriation of Earnings		Dividends Per Share
	For Fiscal Year 2015	For Fiscal Year 2016	For Fiscal Year 2015	For Fiscal Year 2016
	NT$	NT$	NT$	NT$
	(In Millions)
Special reserve	$—	$5
Cash dividends	42,551	38,336	$5.4852	$4.9419
	For Fiscal Year 2017
	Appropriation of Earnings	Dividends Per Share
	NT$	NT$
	(In Millions)
Reversal of special reserve	$5
Cash dividends	37,205	$4.796

Noncontrolling Interests
e.	Noncontrolling interests

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)
Beginning balance	$4,924	$5,065	$6,272
Attributable to noncontrolling interests
Net income for the year	813	1,141	1,172
Exchange differences arising from the translation of the foreign operations	(3)	(41)	(12)
Unrealized gain (loss) on available-for-sale financial assets	2	—	(2)
Income tax relating to unrealized gain and loss on available-for-sale financial assets	—	—	1
Remeasurements of defined benefit pension plans	(3)	(18)	(8)
Income tax relating to remeasurements of defined benefit pension plans	1	3	—
Share of other comprehensive income (loss) of associates accounted for using equity method	2	(1)	(2)
Cash dividends distributed by subsidiaries	(350)	(710)	(942)
Partial disposal of interests in subsidiaries	18	25	29
Change in additional paid-in capital for not participating in the capital increase of a subsidiary	—	786	1,750
Other changes in additional paid-in capital of subsidiaries	2	—	—
Share-based payment transactions of subsidiaries	36	17	20
Subsidiary purchased its treasury stock	(416)	—	—
Net increase in noncontrolling interests	39	5	196
Ending balance	$5,065	$6,272	$8,474

Unrealized gain (loss) on available-for-sale financial assets [Member]
Disclosure of classes of share capital [Line Items]
Unrealized Gain (Loss) on Available-for-sale Financial Assets
2)	Unrealized gain (loss) on available-for-sale financial assets

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)
Beginning balance	$740	$91	$(51)
Unrealized gain (loss) on available-for-sale financial assets	(670)	(721)	607
Income tax relating to unrealized gain and loss on available-for-sale financial assets	(2)	2	2
Amount reclassified from equity to profit or loss on disposal of available-for-sale financial assets	—	—	—
Amount reclassified from equity to profit or loss on impairment of available-for-sale financial assets	23	577	—
Ending balance	$91	$(51)	$558